UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield
California Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield California Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

				Par
		Municipal Bonds		(000)	Value

California - 124.8%		ABAG Finance Authority for Nonprofit Corporations,
		California, Revenue Refunding Bonds (Redwood Senior
		Homes and Services), 6%, 11/15/22		$ 1,730	$ 1,601,599

		Anaheim, California, Public Financing Authority, Electric
		System Distribution Facilities Revenue Bonds, Series A, 5%,
		10/01/31 (a)		9,000	8,188,470

		Arcata, California, Joint Powers Financing Authority, Tax
		Allocation Revenue Refunding Bonds (Community
		Development Project Loan), Series A, 6%, 8/01/23 (b)		2,630	2,633,813

		Bay Area Toll Authority, California, Toll Bridge Revenue
		Refunding Bonds (San Francisco Bay Area), Series F, 5%,
		4/01/31		7,500	6,933,300

		California HFA, Home Mortgage Revenue Bonds, VRDN,
		AMT, Series P, 8.50%, 2/01/27 (c)(d)(e)		10,000	10,000,000

		California Health Facilities Financing Authority Revenue
		Bonds (Kaiser Permanente), Series A, 5.50%,
		6/01/22 (a)(f)		10,000	10,214,000

		California Health Facilities Financing Authority Revenue
		Bonds (Sutter Health), Series A, 5.25%, 11/15/46		10,000	8,201,300

		California Infrastructure and Economic Development Bank
		Revenue Bonds (J. David Gladstone Institute Project),
		5.50%, 10/01/22		4,990	4,820,390

		California Pollution Control Financing Authority, Solid
		Waste Disposal Revenue Bonds (Republic Services, Inc.
		Project), AMT, Series B, 5.25%, 6/01/23		2,700	2,094,552

		California Pollution Control Financing Authority, Solid
		Waste Disposal Revenue Bonds (Waste Management, Inc.
		Project), AMT, Series A-2, 5.40%, 4/01/25		3,000	2,180,400

		California Pollution Control Financing Authority, Solid
		Waste Disposal Revenue Bonds (Waste Management, Inc.
		Project), AMT, Series C, 5.125%, 11/01/23		4,500	3,212,325

		California Pollution Control Financing Authority, Solid
		Waste Disposal Revenue Refunding Bonds (Republic
		Services, Inc. Project), AMT, Series C, 5.25%, 6/01/23		2,000	1,551,520

		California Rural Home Mortgage Finance Authority, S/F
		Mortgage Revenue Bonds (Mortgage-Backed Securities
		Program), AMT, Series A, 5.40%, 12/01/36 (g)(h)(i)		1,855	1,628,634

		California Rural Home Mortgage Finance Authority, S/F
		Mortgage Revenue Bonds (Mortgage-Backed Securities
		Program), AMT, Series B, 6.15%, 6/01/20 (h)(i)		30	30,457

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BlackRock MuniYield California Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California Rural Home Mortgage Finance Authority, S/F
Mortgage Revenue Bonds (Mortgage-Backed Securities
Program), AMT, Sub-Series FH-1, 5.50%, 8/01/47	$ 415	$ 341,520

California State Department of Water Resources, Water
System Revenue Refunding Bonds (Central Valley Project),
Series AE, 5%, 12/01/28	6,000	5,736,060

California State Enterprise Authority, Sewer Facility Revenue
Bonds (Anheuser-Busch Project), AMT, 5.30%, 9/01/47	2,500	1,761,250

California State, GO, 5.50%, 4/01/30	5	4,865

California State, GO, Refunding (Veterans), AMT, Series
BJ, 5.70%, 12/01/32	2,785	2,459,573

California State Public Works Board, Lease Revenue Bonds
(Department of Corrections), Series C, 5.50%, 6/01/23	5,000	5,019,500

California Statewide Communities Development Authority,
COP (John Muir/Mount Diablo Health System), 5.125%,
8/15/22 (d)	5,250	5,328,750

California Statewide Communities Development Authority,
Health Facility Revenue Bonds (Memorial Health Services),
Series A, 6%, 10/01/23	3,270	3,173,666

California Statewide Communities Development Authority,
Health Facility Revenue Bonds (Memorial Health Services),
Series A, 5.50%, 10/01/33	3,000	2,531,520

California Statewide Communities Development Authority
Revenue Bonds (Catholic Healthcare West), Series D,
5.50%, 7/01/31	5,000	4,432,350

California Statewide Communities Development Authority
Revenue Bonds (Daughters of Charity National Health
System), Series A, 5.25%, 7/01/30	3,665	2,646,790

California Statewide Communities Development Authority,
Revenue Refunding Bonds (Kaiser Hospital Asset
Management, Inc.), Series C, 5.25%, 8/01/31	6,975	5,916,683

California Statewide Communities Development Authority,
Revenue Refunding Bonds (Kaiser Permanente), Series A,
5%, 4/01/31	3,500	2,895,410

California Statewide Communities Development Authority,
Water Revenue Bonds (Pooled Financing Program), Series
C, 5.25%, 10/01/28 (a)	2,380	2,297,247

Chino Basin, California, Desalter Authority, Revenue
Refunding Bonds, Series A, 5%, 6/01/35 (j)	5,280	4,743,658

Chino Basin, California, Regional Financing Authority,
Revenue Refunding Bonds (Inland Empire Utility Agency),
Series A, 5%, 11/01/33 (b)	2,015	1,774,691

Chula Vista, California, IDR (San Diego Gas and Electric
Company), AMT, Series D, 5%, 12/01/27 (b)	1,500	1,177,365

Cucamonga, California, County Water District, COP,
5.125%, 9/01/35 (d)(k)	3,750	3,225,787

Eastern Municipal Water District, California, Water and
Sewer, COP, Series H, 5%, 7/01/35	7,540	6,614,917

BlackRock MuniYield California Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

El Monte, California, Unified School District, GO (Election
of 2002), Series C, 5.25%, 6/01/32 (a)	$ 10,120	$ 9,671,684

Fontana Unified School District, California, GO, Series A,
5.25%, 8/01/28 (a)	7,000	6,889,540

Grant Joint Union High School District, California, GO
(Election of 2006), 5%, 8/01/29 (a)	9,390	8,834,581

La Quinta, California, Financing Authority, Local Agency
Revenue Bonds, Series A, 5.125%, 9/01/34 (b)	6,020	5,239,928

Long Beach, California, Harbor Revenue Bonds, AMT,
Series A, 5.25%, 5/15/23 (k)	5,195	4,668,487

Los Angeles, California, COP (Sonnenblick Del Rio West Los
Angeles), 6.20%, 11/01/31 (b)	2,000	2,015,740

Los Angeles, California, Wastewater System Revenue
Refunding Bonds, Sub-Series A, 5%, 6/01/27 (d)	4,500	4,239,945

Los Angeles County, California, Metropolitan Transportation
Authority, Sales Tax Revenue Refunding Bonds, Proposition A,
First Tier Senior-Series A, 5%, 7/01/27 (b)	3,780	3,611,828

Los Angeles County, California, Metropolitan Transportation
Authority, Sales Tax Revenue Refunding Bonds, Proposition C,
VRDN, Second Senior Series A, 8%, 7/01/20 (c)(d)(e)	10,000	10,000,000

Los Angeles County, California, Sanitation Districts
Financing Authority, Revenue Refunding Bonds (Capital
Projects - District Number 14), Sub-Series B,
5%, 10/01/30 (d)(k)	2,550	2,221,586

Marin, California, Community College District, GO
(Election of 2004), Series A, 5%, 8/01/28 (d)	5,885	5,485,762

Metropolitan Water District of Southern California,
Waterworks Revenue Bonds, Series A, 5%, 7/01/30 (a)	1,000	950,430

Metropolitan Water District of Southern California,
Waterworks Revenue Bonds, Series A, 5%, 7/01/32	1,240	1,159,946

Metropolitan Water District of Southern California,
Waterworks Revenue Refunding Bonds, Series B, 5%, 7/01/35	2,625	2,445,791

Modesto, California, Irrigation District, COP, Series B,
5.50%, 7/01/35	3,300	3,024,285

Morgan Hill, California, Unified School District, GO, 5%,
8/01/26 (f)(k)(l)	7,570	2,781,899

Mount Diablo, California, Unified School District, GO
(Election of 2002), 5%, 6/01/28 (d)	2,000	1,885,500

Murrieta Valley, California, Unified School District, Public
Financing Authority, Special Tax Revenue Bonds, Series A,
5.125%, 9/01/26 (j)	6,675	6,163,895

Oakland, California, Alameda County Unified School
District, GO (Election of 2000), 5%, 8/01/27 (d)	6,240	5,601,024

Orange County, California, Sanitation District, COP, 5%,
2/01/33 (d)(k)	5,250	4,712,663

Oxnard, California, Financing Authority, Wastewater
Revenue Bonds (Redwood Trunk Sewer and Headworks
Projects), Series A, 5.25%, 6/01/34 (d)(k)	3,000	2,785,020

BlackRock MuniYield California Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Palm Springs, California, Financing Authority, Lease
Revenue Refunding Bonds (Convention Center Project),
Series A, 5.50%, 11/01/35 (d)	$ 1,000	$ 959,320

Port of Oakland, California, Revenue Refunding Bonds,
AMT, Series L, 5.375%, 11/01/27 (d)(k)	11,615	9,632,203

Rancho Cucamonga, California, Redevelopment Agency,
Tax Allocation Refunding Bonds (Rancho Redevelopment
Project), 5.25%, 9/01/20 (a)	4,315	4,320,653

Sacramento, California, Municipal Utility District Financing
Authority Revenue Bonds (Consumers Project), 5.125%,
7/01/29 (d)	18,500	16,140,510

Sacramento County, California, Sanitation District
Financing Authority, Revenue Refunding Bonds (County
Sanitation District Number 1), 5%, 8/01/35 (d)	5,375	4,820,569

San Bernardino, California, Joint Powers Financing
Authority, Lease Revenue Bonds (Department of
Transportation Lease), Series A, 5.50%, 12/01/20 (d)	3,000	2,941,530

San Francisco, California, Bay Area Rapid Transit District,
Sales Tax Revenue Refunding Bonds, Series A,
5%, 7/01/34 (d)	5,430	4,916,919

San Francisco, California, City and County Airport
Commission, International Airport Revenue Refunding
Bonds, AMT, 2nd Series, 6.75%, 5/01/19	3,475	3,518,959

San Jose, California, Airport Revenue Bonds, Series D, 5%,
3/01/28 (d)	4,615	4,114,965

San Jose, California, Unified School District, Santa Clara
County, GO (Election of 2002), Series B, 5%, 8/01/29 (d)(k)	1,855	1,723,573

San Jose-Evergreen, California, Community College
District, Capital Appreciation, GO (Election of 2004),
Refunding, Series A, 5.12%, 9/01/23 (d)(l)	10,005	4,174,786

San Juan, California, Unified School District, GO (Election
of 2002), 5%, 8/01/28 (d)	5,000	4,712,200

San Mateo County, California, Joint Powers Financing
Authority, Lease Revenue Refunding Bonds (Youth Services
Campus), Series A, 5%, 7/15/33	800	712,616

Santa Clara County, California, Housing Authority, M/F
Housing Revenue Bonds (John Burns Gardens Apartments
Project), AMT, Series A, 6%, 8/01/41	3,500	2,996,875

Santa Clarita, California, Community College District, GO
(Election 2001), 5%, 8/01/28 (a)	2,170	2,083,005

Sequoia, California, Union High School District, GO,
Refunding, 5%, 7/01/28 (a)	2,500	2,400,050

Shasta-Tehama-Trinity Joint Community College District,
California, GO (Election of 2002), Series B,
5.25%, 8/01/24 (a)	1,675	1,675,921

South Bayside, California, Waste Management Authority,
Waste System Revenue Bonds, 5.75%, 3/01/20 (b)	2,265	2,319,768

Southern California HFA, S/F Mortgage Revenue Bonds,
AMT, Series A, 5.80%, 12/01/49 (g)(h)(i)	2,935	2,665,978

BlackRock MuniYield California Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Stockton, California, Public Financing Authority, Water
	Revenue Bonds (Water System Capital Improvement
	Projects), Series A, 5%, 10/01/31 (d)	$ 1,600	$ 1,467,200

	Taft, California, Public Financing Authority, Lease
	Revenue Bonds (Community Correctional Facility), Series
	A, 6.05%, 1/01/17 (d)	3,235	3,440,390

	Torrance, California, Hospital Revenue Refunding Bonds
	(Torrance Memorial Medical Center), Series A, 6%, 6/01/22	1,310	1,276,726

	University of California Revenue Bonds, Series D, 5%,
	5/15/32 (d)(k)	2,500	2,218,500

	University of California Revenue Bonds, Series L, 5%,
	5/15/36	8,500	7,673,630

	Vacaville, California, Unified School District, GO (Election
	of 2001), 5%, 8/01/30 (d)	4,745	4,295,127

	Ventura, California, Unified School District, GO (Election
	of 1997), Series H, 5.125%, 8/01/34 (a)	1,000	930,400

			317,894,269

U.S. Virgin Islands - 1.0%	Virgin Islands Government Refinery Facilities, Revenue
	Refunding Bonds (Hovensa Coker Project), AMT,
	6.50%, 7/01/21	3,000	2,486,820

	Total Municipal Bonds - 125.8%		320,381,089

	Municipal Bonds Transferred to
	Tender Option Bond Trusts (m)

California - 42.6%	California State University, Systemwide Revenue Bonds,
	Series A, 5%, 11/01/39 (a)	4,840	4,270,090

	Contra Costa County, California, Community College
	District, GO (Election of 2002), 5%, 8/01/30 (a)	10,210	9,553,803

	Fremont, California, Unified School District, Alameda
	County, GO (Election of 2002), Series B, 5%, 8/01/30 (a)	4,003	3,745,597

	Los Angeles, California, Community College District, GO
	(Election of 2003), Series E, 5%, 8/01/31 (a)	10,002	9,282,356

	Metropolitan Water District of Southern California,
	Waterworks Revenue Bonds, Series A, 5%, 7/01/37	20,000	18,483,000

	Palomar Pomerado Health Care District, California, GO
	(Election of 2004), Series A, 5.125%, 8/01/37 (d)	18,490	17,240,446

	Peralta, California, Community College District, GO
	(Election of 2000), Series D, 5%, 8/01/30 (a)	1,995	1,866,781

	San Diego County, California, Water Authority, Water
	Revenue Bonds, COP, Series A, 5%, 5/01/31 (a)	5,010	4,580,292

	San Francisco, California, Bay Area Rapid Transit District,
	Sales Tax Revenue Refunding Bonds, Series A,
	5%, 7/01/30 (d)	6,000	5,565,180

	Santa Clara County, California, Financing Authority, Lease
	Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	10,001	9,243,472

	Sonoma County, California, Junior College District, GO
	(Election 2002), Refunding, Series B, 5%, 8/01/28 (a)	6,875	6,599,580

	University of California, Limited Project Revenue Bonds,
	Series B, 5%, 5/15/33 (a)	8,490	7,657,895

BlackRock MuniYield California Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (m)	(000)	Value

University of California Revenue Bonds, Series L,
5%, 5/15/40	$ 11,600	$ 10,324,464

Total Municipal Bonds Transferred to Tender
Option Bond Trusts - 42.6%		108,412,956

Total Long-Term Investments
(Cost - $476,290,589) - 168.4%		428,794,045

Short-Term Securities	Shares

CMA California Municipal Money Fund, 1.02% (n)(o)	13,245,205	13,245,205

Total Short-Term Securities
(Cost - $13,245,205) - 5.2%		13,245,205

Total Investments (Cost - $489,535,794*) - 173.6%		442,039,250
Other Assets Less Liabilities - 1.1%		2,760,931
Liability for Trust Certificates, Including Interest
Expense and Fees Payable - (25.0)%		(63,572,051)
Preferred Shares, at Redemption Value - (49.7)%		(126,560,668)

Net Assets Applicable to Common Shares - 100.0%	$ 254,667,462

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 425,955,506
Gross unrealized appreciation	$ 1,229,845
Gross unrealized depreciation	(48,236,763)
Net unrealized depreciation	$ (47,006,918)

(a)	FSA Insured.

(b)	AMBAC Insured.

(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(d)	MBIA Insured.

(e)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(f)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(g)	FHLMC Collateralized.

(h)	FNMA Collateralized.

(i)	GNMA Collateralized.

(j)	Assured Guaranty Insured.

(k)	FGIC Insured.

(l)	Represents a zero-coupon bond. Rate shown is the effective yield at time of purchase.

(m)	Securities represent bonds transferred to tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(n)	Represents the current yield as of report date.

(o)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

CMA California Municipal Money Fund	(1,168,052)	$ 70,528

  Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows: • Level 1 - price quotations in active markets/exchanges for identical securities

BlackRock MuniYield California Fund, Inc.

Schedule of Investments October 31, 2008 (Unaudited)

  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$ 13,245,205
Level 2	428,794,045
Level 3	-
Total	$ 442,039,250

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield California Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 19, 2008